Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	118 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000152054
Average Annual Return [Line Items]
Average Annual Return, Percent	0.81%	2.18%	2.52%